Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-term Debt, Current and Noncurrent [Abstract]
Long-Term Debt

Note 13: Long-Term Debt

We issue long-term debt denominated in multiple currencies, predominantly in U.S. dollars. Our issuances have both fixed and floating interest rates. As a part of our overall interest rate risk management strategy, we often use derivatives to manage our exposure to interest rate risk. We also use derivatives to manage our exposure to foreign currency risk. As a result, a major portion of the long-term debt presented below is hedged in a fair value or cash flow hedge relationship. See Note 16 (Derivatives) for further information on qualifying hedge contracts.
Table 13.1 presents a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and purchase accounting adjustments, where applicable. The interest rates displayed represent the range of contractual rates in effect at December 31, 2015. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

Table 13.1: Long-Term Debt

	December 31,
	2015			2014
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2016-2045	0.375-6.75%	$68,604	54,441
Floating-rate notes	2016-2048	0.070-3.152	15,942	15,317
Structured notes (1)	2016-2053	0.00-3.890	5,672	4,825
Total senior debt - Parent			90,218	74,583
Subordinated
Fixed-rate notes (2)	2016-2045	3.45-7.574%	25,119	19,688
Floating-rate notes	2016	0.691	639	1,215
Total subordinated debt - Parent			25,758	20,903
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2036	5.95-7.95%	1,398	1,378
Floating-rate notes	2027	0.821-1.321	280	272
Total junior subordinated debt - Parent (3)			1,678	1,650
Total long-term debt - Parent (2)			117,654	97,136
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes			—	500
Floating-rate notes	2016-2053	0.084-0.806%	6,694	4,969
Floating-rate extendible notes (4)	2016-2017	0.407-0.766	6,315	11,048
Fixed-rate advances - Federal Home Loan Bank (FHLB) (5)	2016-2031	3.83-7.50	102	125
Floating-rate advances - FHLB (5)	2017-2020	0.32-0.87	37,000	34,000
Structured notes (1)	2016-2025	2.45-7.15	1	4
Capital leases (Note 7)	2016-2025	7.045-17.775	8	9
Total senior debt - Bank			50,120	50,655
Subordinated
Fixed-rate notes	2016-2038	5.25-7.74%	7,927	10,310
Floating-rate notes	2016-2017	0.572-2.64	989	994
Total subordinated debt - Bank			8,916	11,304
Junior subordinated
Floating-rate notes	2027	0.932-0.971%	322	313
Total junior subordinated debt - Bank (3)			322	313
Long-term debt issued by VIE - Fixed rate (6)	2020-2047	0.00-7.00%	456	609
Long-term debt issued by VIE - Floating rate (6)	2016-2047	0.00-18.78	845	996
Mortgage notes and other debt (7)	2016-2065	0.37-9.20	16,365	16,239
Total long-term debt - Bank			77,024	80,116

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	December 31,
	2015			2014
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2016-2023	2.774-3.70%	4,628	6,317
FixFloat notes			—	20
Structured notes (1)	2021	0.427%	1	1
Total senior debt - Other consolidated subsidiaries			4,629	6,338
Junior subordinated
Floating-rate notes	2027	0.822%	155	155
Total junior subordinated debt - Other consolidated subsidiaries (3)			155	155
Long-term debt issued by VIE - Fixed rate (6)			—	23
Mortgage notes and other (7)	2017-2018	1.625-5.125%	74	175
Total long-term debt - Other consolidated subsidiaries			4,858	6,691
Total long-term debt			$199,536	183,943

(1)
Largely consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see the "Derivatives Not Designated as Hedging Instruments" section in Note 16 (Derivatives). In addition, a major portion consists of zero coupon callable notes where interest is paid as part of the final redemption amount.

(2)
Includes fixed-rate subordinated notes issued by the Parent at a discount of $137 million and $139 million in 2015 and 2014, respectively, to effect a modification of Wells Fargo Bank, NA notes. These notes are carried at their par amount on the balance sheet of the Parent presented in Note 25 (Parent-Only Financial Statements).

(3)
Represents junior subordinated debentures held by unconsolidated wholly-owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information on our trust preferred security structures.

(4)	Represents floating-rate extendible notes where holders of the notes may elect to extend the contractual maturity of all or a portion of the principal amount on a periodic basis.

(5)	At December 31, 2015, FHLB advances were secured by residential loan collateral. Outstanding advances at December 31, 2014, were secured by investment securities and residential loan collateral.

(6)	For additional information on VIEs, see Note 8 (Securitizations and Variable Interest Entities).

(7)	Predominantly related to securitizations and secured borrowings, see Note 8 (Securitizations and Variable Interest Entities).

The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2015, in each of the following five years and thereafter is presented in Table 13.2.

Table 13.2: Maturity of Long-Term Debt

(in millions)	Parent	Company
2016	$14,713	31,904
2017	13,259	21,953
2018	8,189	22,961
2019	6,384	21,402
2020	12,998	20,236
Thereafter	62,111	81,080
Total	$117,654	199,536

As part of our long-term and short-term borrowing arrangements, we are subject to various financial and operational covenants. Some of the agreements under which debt has been issued have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks. At December 31, 2015, we were in compliance with all the covenants.